Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Finished products	$ 2,777	$ 2,795
Work in progress	800	820
Consumable inventory	1,010	857
Allowance to net realizable value (i)	(105)	(95)
Total of inventories	4,482	4,377
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Finished products	2,126	2,192
Energy Transition Materials [Member]
IfrsStatementLineItems [Line Items]
Finished products	651	582
Other [Member]
IfrsStatementLineItems [Line Items]
Finished products		$ 21